GOODWILL (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Beginning balance	$ 9,665	$ 9,212
Exchange Difference	108	453
Disposal	(2,262)
Ending balance	7,511	9,665	9,212
Beginning balance, Accumulated impairment loss	(2,262)	(1,424)
Charge for the year, Accumulated impairment loss		(758)	(1,407)
Exchange Difference, Accumulated impairment loss		(80)
Disposal, Accumulated impairment loss	(2,262)
Ending balance, Accumulated impairment loss	0	(2,262)	(1,424)
Goodwill, net	7,511	7,403
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Goodwill [Line Items]
Goodwill arising from acquisitions, percent of equity interest	60.00%
Online Education Service [Member]
Goodwill [Line Items]
Beginning balance	5,642	5,377
Exchange Difference	84	265
Disposal
Ending balance	5,726	5,642
Beginning balance, Accumulated impairment loss
Charge for the year, Accumulated impairment loss
Exchange Difference, Accumulated impairment loss
Disposal, Accumulated impairment loss
Ending balance, Accumulated impairment loss
Goodwill, net	5,726	5,642
Startup Training Service [Member]
Goodwill [Line Items]
Beginning balance	1,761	1,647
Exchange Difference	24	114
Disposal
Ending balance	1,785	1,761
Beginning balance, Accumulated impairment loss
Charge for the year, Accumulated impairment loss
Exchange Difference, Accumulated impairment loss
Disposal, Accumulated impairment loss
Ending balance, Accumulated impairment loss
Goodwill, net	1,785	1,761
Startup Training Service [Member] | Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Goodwill [Line Items]
Goodwill arising from acquisitions, percent of equity interest	60.00%
Gaokao re-take business [Member]
Goodwill [Line Items]
Beginning balance	2,262	2,188
Exchange Difference		74
Disposal	(2,262)
Ending balance	0	2,262
Beginning balance, Accumulated impairment loss	(2,262)	(1,424)
Charge for the year, Accumulated impairment loss		(758)
Exchange Difference, Accumulated impairment loss		(80)
Disposal, Accumulated impairment loss	(2,262)
Ending balance, Accumulated impairment loss	0	(2,262)
Goodwill, net	$ 0	$ 0